UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22724

Exact name of registrant as specified in charter:	Prudential Global Short Duration High Yield Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	7/31/2017

Date of reporting period:	4/30/2017

Item 1. Schedule of Investments

Prudential Global Short Duration High Yield Fund, Inc.

Schedule of Investments

as of April 30, 2017 (unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS — 136.5%
BANK LOANS(c) — 10.9%
Building Materials & Construction — 0.5%
Materis CHRYSO SA (France)^	4.250%	08/13/21	EUR	3,000	$3,259,733

Chemicals — 0.3%
MacDermid, Inc.	4.602%	06/07/20		1,728	1,739,645

Construction Machinery — 0.2%
Neff Rental LLC	7.356%	06/09/21		1,020	1,020,406

Consumer — 0.5%
Verisure Holding AB (Sweden)	3.750%	10/10/22	EUR	3,000	3,282,879

Foods — 0.7%
CEP (France)	4.127%	09/30/20	EUR	3,997	4,372,865
Jacobs Douwe Egberts BV (Netherlands)	3.000%	07/01/22	EUR	252	274,719

					4,647,584

Gaming — 0.1%
Golden Nugget, Inc.	4.500%	11/21/19		280	283,726
Golden Nugget, Inc.	4.552%	11/21/19		653	662,029

					945,755

Healthcare — 0.5%
Unilabs Diagnostics AB (Sweden)	3.000%	03/31/24	EUR	3,300	3,567,733

Media & Entertainment — 1.4%
Infinitas Learning BV (Netherlands)	3.750%	05/31/24	EUR	1,000	1,089,106
Infinitas Learning BV (Netherlands)	4.500%	02/06/23	EUR	6,000	6,534,636
LSC Communications, Inc.^	7.000%	09/30/22		1,919	1,938,300

					9,562,042

Other Industry — 1.3%
Laureate Education, Inc.	5.656%	04/30/24		2,000	2,000,000
Laureate Education, Inc.	8.648%	03/17/21		1,922	1,936,183
Parkdean Resorts Holdco Ltd. (United Kingdom)	4.504%	02/28/24	GBP	600	785,725
Webhelp (France)	4.250%	03/16/23	EUR	4,000	4,381,412

					9,103,320

Packaging — 1.0%
Coveris Holdings SA (Luxembourg)	4.655%	05/08/19		1,687	1,690,437
Jost World GmbH (Germany)	5.000%	12/19/22	EUR	5,000	5,405,656

					7,096,093

Pharmaceuticals — 1.2%
Ethypharm SA (France)	4.750%	07/21/23	GBP	6,000	7,831,116

Retail — 0.5%
Euro Garages (United Kingdom)	5.867%	01/30/23	GBP	2,500	3,240,318

Software — 1.5%
BMC Software Finance, Inc.	5.109%	09/10/20		4,376	4,394,253
Infor US, Inc.	3.897%	02/01/22		752	750,833
Symantec Corp.	2.900%	08/01/21		4,986	4,940,051

					10,085,137

Technology — 1.2%
Dell Int’l LLC	3.150%	12/31/18		5,250	5,254,011

First Data Corp.	4.157%		03/24/21	1,198	1,198,661
Genesys Telecom Labs, Inc.	5.150%		12/01/23	1,970	1,981,523

					8,434,195

TOTAL BANK LOANS (cost $73,567,543)					73,815,956

CORPORATE BONDS — 85.8%
Auto Parts & Equipment — 0.7%
American Axle & Manufacturing, Inc., Gtd. Notes(v)	5.125%		02/15/19	1,000	1,010,000
American Axle & Manufacturing, Inc., Gtd. Notes(v)	7.750%		11/15/19	3,422	3,768,478

					4,778,478

Banks — 0.3%
Turkiye Is Bankasi (Turkey), Sr. Unsec’d. Notes, RegS	5.000%		04/30/20	1,375	1,386,858
Turkiye Is Bankasi (Turkey), Sr. Unsec’d. Notes, RegS, EMTN	5.375%		10/06/21	625	628,869

					2,015,727

Building Materials — 1.3%
Griffon Corp., Gtd. Notes	5.250%		03/01/22	250	255,625
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A(g)	5.125%		02/15/21	800	837,000
Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes(v)	8.500%		04/15/22	2,100	2,357,250
USG Corp., Sr. Unsec’d. Notes(v)	8.250	%(c)	01/15/18	4,750	4,981,562

					8,431,437

Chemicals — 3.4%
CF Industries, Inc., Gtd. Notes(v)	7.125%		05/01/20	3,375	3,678,750
Chemours Co. (The), Gtd. Notes	6.625%		05/15/23	3,380	3,616,600
Chemtura Corp., Gtd. Notes(v)	5.750%		07/15/21	1,865	1,928,410
Hexion, Inc., Sr. Sec’d. Notes, 144A(v)	10.375%		02/01/22	1,565	1,604,125
Platform Specialty Products Corp., Sr. Unsec’d. Notes, 144A	10.375%		05/01/21	575	640,406
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A(v)	8.250%		01/15/21	3,370	3,496,375
Unifrax I LLC/Unifrax Holding Co., Gtd. Notes, 144A(g)	7.500%		02/15/19	6,000	6,000,600
W.R. Grace & Co., Gtd. Notes, 144A(v)	5.125%		10/01/21	2,200	2,362,250

					23,327,516

Coal — 0.6%
CONSOL Energy, Inc., Gtd. Notes	5.875%		04/15/22	2,818	2,747,550
Peabody Securities Finance Corp., Sr. Sec’d. Notes, 144A	6.000%		03/31/22	1,280	1,305,600

					4,053,150

Commercial Services — 2.8%
Hertz Corp. (The), Gtd. Notes(v)	6.750%		04/15/19	836	833,910
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Gtd. Notes, 144A(g)	6.375%		08/01/23	5,050	5,264,625
Laureate Education, Inc., Gtd. Notes, 144A(v)	9.250	%(c)	09/01/19	7,495	7,869,750
NES Rentals Holdings, Inc., Sec’d. Notes, 144A(g)	7.875%		05/01/18	700	700,875
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(v)	4.500%		10/01/20	1,500	1,528,125
Service Corp. International, Sr. Unsec’d. Notes(v)	7.625%		10/01/18	2,650	2,852,062

					19,049,347

Computers — 1.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Gtd. Notes, 144A(v)	5.875%	06/15/21		3,800	4,028,000
EMC Corp., Sr. Unsec’d. Notes(v)	2.650%	06/01/20		1,665	1,629,331
NCR Corp., Gtd. Notes	6.375%	12/15/23		3,050	3,269,600
Western Digital Corp., Sr. Sec’d. Notes, 144A(v)	7.375%	04/01/23		1,550	1,697,250

					10,624,181

Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Sr. Sec’d. Notes, 144A	4.250%	09/15/22		2,800	2,853,760

Distribution/Wholesale — 0.5%
VWR Funding, Inc., Gtd. Notes, RegS(v)	4.625%	04/15/22	EUR	3,000	3,408,945

Diversified Financial Services — 1.9%
FBM Finance, Inc., Sr. Sec’d. Notes, 144A	8.250%	08/15/21		1,025	1,107,000
KCG Holdings, Inc., Sr. Sec’d. Notes, 144A(v)	6.875%	03/15/20		1,275	1,326,000
Navient Corp., Sr. Unsec’d. Notes	6.625%	07/26/21		625	661,719
Navient Corp., Sr. Unsec’d. Notes	6.500%	06/15/22		6,035	6,238,681
OneMain Financial Holdings, Inc., Gtd. Notes, 144A(g)(v)	6.750%	12/15/19		3,175	3,337,719

					12,671,119

Electric — 5.3%
AES Corp. (The), Sr. Unsec’d. Notes	7.375%	07/01/21		1,525	1,738,500
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A(g)	5.125%	06/15/21	EUR	2,800	3,232,283
DPL, Inc., Sr. Unsec’d. Notes(v)	6.750%	10/01/19		4,648	4,868,780
DPL, Inc., Sr. Unsec’d. Notes(v)	7.250%	10/15/21		2,400	2,568,000
Drax Finco PLC, 144A	4.250%	05/01/22	GBP	850	1,123,590
Dynegy, Inc., Gtd. Notes(v)	6.750%	11/01/19		4,004	4,064,060
Dynegy, Inc., Gtd. Notes(v)	7.375%	11/01/22		7,150	6,846,125
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $1,666,875; purchased 09/29/15)(f)(g)(v)	7.875%	06/15/17		1,750	1,203,125
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $3,368,250; purchased 05/08/15-09/11/15)(f)(g)(v)	9.500%	10/15/18		3,375	2,109,375
GenOn Energy, Inc., Sr. Unsec’d. Notes (original cost $522,438; purchased 12/08/15)(f)(g)	9.875%	10/15/20		650	407,875
Mirant Mid Atlantic LLC, Series B, Pass-Through Trust, Pass-Through Certificates (original cost $1,706,045; purchased 01/15/13-02/26/16)(f)(g)(v)	9.125%	06/30/17		1,735	1,587,755
NRG Energy, Inc., Gtd. Notes(v)	7.625%	01/15/18		5,734	5,923,795
NRG Energy, Inc., Gtd. Notes	7.875%	05/15/21		106	108,650
NRG REMA LLC, Series B, Pass-Through Certificates(g)(v)	9.237%	07/02/17		193	142,544

					35,924,457

Electrical Components & Equipment — 0.2%
Belden, Inc., Gtd. Notes, EMTN, RegS	5.500%	04/15/23	EUR	1,000	1,147,681

Entertainment — 6.4%
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A (original cost $3,875,000; purchased 03/08/2017)(f)(g)	6.000%	03/15/22		3,875	4,000,937
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	5.250%	03/15/21		2,053	2,109,252
Churchill Downs, Inc., Gtd. Notes(v)	5.375%	12/15/21		5,767	6,004,889
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(v)	4.375%	04/15/21		1,000	1,047,500
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes(v)	4.875%	11/01/20		4,100	4,366,500

Greektown Holdings LLC/Greektown Mothership Corp., Sec’d. Notes, 144A	8.875%	03/15/19		3,225	3,368,125
International Game Technology PLC, Sr. Sec’d. Notes, 144A(v)	6.250%	02/15/22		3,025	3,297,250
Isle of Capri Casinos, Inc., Gtd. Notes	5.875%	03/15/21		1,584	1,635,480
Isle of Capri Casinos, Inc., Gtd. Notes(v)	8.875%	06/15/20		7,775	8,008,250
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875%	02/01/24		550	574,750
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., Sr. Sec’d. Notes, 144A(g)(v)	5.000%	08/01/18		4,650	4,684,875
National CineMedia LLC, Sr. Sec’d. Notes	6.000%	04/15/22		675	693,563
Scientific Games International, Inc., Gtd. Notes(v)	6.625%	05/15/21		2,300	2,216,625
Scientific Games International, Inc., Sr. Sec’d. Notes, 144A	7.000%	01/01/22		1,475	1,579,165

					43,587,161

Environmental Control — 0.4%
Clean Harbors, Inc., Gtd. Notes(v)	5.125%	06/01/21		1,800	1,843,488
Clean Harbors, Inc., Gtd. Notes(v)	5.250%	08/01/20		950	969,000

					2,812,488

Food — 0.2%
Heartside Group Holdings LLC/Heartside Finance Co., Gtd. Notes, 144A	6.500%	05/01/22		1,225	1,234,187
SUPERVALU, Inc., Sr. Unsec’d. Notes	7.750%	11/15/22		375	383,438

					1,617,625

Foods — 0.9%
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A(v)	9.000%	11/01/19		4,250	4,446,562
SUPERVALU, Inc., Sr. Unsec’d. Notes(v)	6.750%	06/01/21		1,850	1,891,625

					6,338,187

Forest Products & Paper — 0.7%
Cascades, Inc. (Canada), Gtd. Notes, 144A(v)	5.500%	07/15/22		2,279	2,296,092
Mercer International, Inc. (Canada), Sr. Unsec’d. Notes(v)	7.750%	12/01/22		2,500	2,681,250

					4,977,342

Gaming — 0.2%
MCE Finance Ltd., RegS	5.000%	02/15/21		1,000	1,021,900

Gas — 0.2%
NGL Energy Partners LP/NGL Energy Finance Corp., Gtd. Notes, 144A(v)	7.500%	11/01/23		1,175	1,175,000

Hand/Machine Tools — 0.1%
Apex Tool Group LLC, Gtd. Notes, 144A(g)	7.000%	02/01/21		1,025	948,125

Healthcare — 0.3%
Voyage Care Bondco PLC, 144A, RegS	5.875%	05/01/23	GBP	1,600	2,103,927

Healthcare-Products — 0.5%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Gtd. Notes, 144A	4.875%	04/15/20		3,325	3,316,688

Healthcare-Services — 7.7%
Acadia Healthcare Co., Inc., Gtd. Notes	5.125%	07/01/22		600	606,750
Centene Corp., Sr. Unsec’d. Notes(v)	5.625%	02/15/21		2,875	3,022,344
CHS/Community Health Systems, Inc., Gtd. Notes	7.125%	07/15/20		350	314,125
CHS/Community Health Systems, Inc., Gtd. Notes(v)	8.000%	11/15/19		9,208	8,960,673
CHS/Community Health Systems, Inc., Sr. Sec’d. Notes	6.250%	03/31/23		1,125	1,144,688

HCA Holdings, Inc., Sr. Unsec’d. Notes(v)	6.250%		02/15/21		2,000	2,170,000
HCA, Inc., Gtd. Notes(v)	8.000%		10/01/18		2,050	2,206,312
HCA, Inc., Sr. Sec’d. Notes(v)	6.500%		02/15/20		1,000	1,097,560
HCA, Inc., Sr. Sec’d. Notes(v)	3.750%		03/15/19		1,300	1,327,625
Kindred Healthcare, Inc., Gtd. Notes(v)	8.000%		01/15/20		6,800	7,021,000
LifePoint Health, Inc., Gtd. Notes(v)	5.500%		12/01/21		2,335	2,410,887
Molina Healthcare, Inc., Gtd. Notes(v)	5.375%		11/15/22		2,100	2,194,500
Select Medical Corp., Gtd. Notes(v)	6.375%		06/01/21		3,000	3,067,500
Surgery Center Holdings, Inc., Gtd. Notes, 144A(v)	8.875%		04/15/21		2,238	2,377,875
Tenet Healthcare Corp., Sec’d. Notes, 144A	7.500%		01/01/22		175	187,250
Tenet Healthcare Corp., Sr. Sec’d. Notes(v)	4.750%		06/01/20		1,825	1,852,375
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		02/01/20		1,100	1,111,000
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750%		06/15/23		8,675	8,284,625
Tenet Healthcare Corp., Sr. Unsec’d. Notes(v)	8.000%		08/01/20		1,250	1,275,413
Universal Health Services, Inc., Sr. Sec’d. Notes, 144A(v)	4.750%		08/01/22		1,600	1,645,056

						52,277,558

Home Builders — 8.1%
Beazer Homes USA, Inc., Gtd. Notes(v)	5.750%		06/15/19		3,825	4,006,687
Beazer Homes USA, Inc., Gtd. Notes	8.750%		03/15/22		2,725	3,031,563
CalAtlantic Group, Inc., Gtd. Notes(v)	8.375%		05/15/18		5,550	5,883,000
KB Home, Gtd. Notes(v)	4.750%		05/15/19		3,950	4,083,312
KB Home, Gtd. Notes(v)	7.250%		06/15/18		3,500	3,666,250
Lennar Corp., Gtd. Notes(v)	4.500%		06/15/19		3,125	3,226,563
Lennar Corp., Gtd. Notes(v)	4.500%		11/15/19		5,000	5,168,750
M/I Homes, Inc., Gtd. Notes(v)	6.750%		01/15/21		2,500	2,618,750
Mattamy Group Corp. (Canada), Gtd. Notes, 144A(g)	6.500%		11/15/20		1,200	1,233,000
Meritage Homes Corp., Gtd. Notes(v)	4.500%		03/01/18		3,161	3,208,415
Meritage Homes Corp., Gtd. Notes	7.000%		04/01/22		800	908,000
New Home Co., Inc. (The), Gtd. Notes, 144A	7.250%		04/01/22		650	676,000
PulteGroup, Inc., Gtd. Notes(v)	4.250%		03/01/21		2,275	2,354,625
Taylor Morrison Communities, Inc./Monarch Communities, Inc., Gtd. Notes, 144A(v)	5.250%		04/15/21		4,100	4,213,693
TRI Pointe Group, Inc., Gtd. Notes(v)	4.875%		07/01/21		2,900	3,016,000
WCI Communities, Inc./Lennar Corp., Gtd. Notes	6.875%		08/15/21		5,045	5,284,637
William Lyon Homes, Inc., Gtd. Notes(v)	5.750%		04/15/19		2,575	2,600,750

						55,179,995

Leisure Time — 0.9%
NCL Corp. Ltd., Sr. Unsec’d. Notes, 144A	4.625%		11/15/20		2,100	2,152,500
Royal Caribbean Cruises Ltd., Sr. Unsec’d. Notes	7.250%		03/15/18		1,650	1,720,125
Viking Cruises Ltd., Sr. Unsec’d. Notes, 144A(g)	8.500%		10/15/22		1,750	1,828,750

						5,701,375

Lodging — 4.8%
Boyd Gaming Corp., Gtd. Notes	6.875%		05/15/23		350	376,688
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Properties, Sr. Sec’d. Notes(v)	8.000	%(c)	10/01/20		7,095	7,396,005
Golden Nugget Escrow, Inc., Sr. Unsec’d. Notes, 144A(v)	8.500%		12/01/21		3,100	3,309,250
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%		11/15/22		1,175	1,273,406
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sr. Sec’d. Notes, 144A(v)	6.750%		11/15/21		1,375	1,436,875
MGM Resorts International, Gtd. Notes	6.625%		12/15/21		500	561,250
MGM Resorts International, Gtd. Notes(v)	8.625%		02/01/19		7,500	8,287,500
Station Casinos LLC, Gtd. Notes(v)	7.500%		03/01/21		4,750	4,945,937
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(g)(v)	6.375%		06/01/21		2,950	3,006,640
TVL Finance PLC, 144A	5.200%		05/15/23	GBP	1,200	1,554,399

						32,147,950

Machinery-Diversified — 1.8%
Cleaver-Brooks, Inc., Sr. Sec’d. Notes, 144A(g)(v)	8.750%	12/15/19		1,675	1,729,438
CNH Industrial Capital LLC, Gtd. Notes(v)	4.375%	11/06/20		2,775	2,872,125
Loxam SAS, 144A	3.500%	04/15/22	EUR	1,600	1,803,882
Zebra Technologies Corp., Sr. Unsec’d. Notes(v)	7.250%	10/15/22		5,475	5,919,844

					12,325,289

Media — 8.6%
Cablevision Systems Corp., Sr. Unsec’d. Notes(v)	7.750%	04/15/18		1,465	1,532,756
Cablevision Systems Corp., Sr. Unsec’d. Notes(v)	8.625%	09/15/17		3,479	3,574,673
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes(v)	5.250%	09/30/22		3,800	3,942,500
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	5.125%	12/15/21		3,630	3,711,675
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(v)	6.375%	09/15/20		9,675	9,971,345
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes(v)	6.500%	11/15/22		2,715	2,769,300
Clear Channel Worldwide Holdings, Inc., Series A, Gtd. Notes	7.625%	03/15/20		810	803,925
Clear Channel Worldwide Holdings, Inc., Series B, Gtd. Notes	7.625%	03/15/20		795	803,944
DISH DBS Corp., Gtd. Notes(v)	5.125%	05/01/20		6,275	6,557,375
DISH DBS Corp., Gtd. Notes(v)	4.250%	04/01/18		3,000	3,052,500
Mediacom Broadband LLC/Mediacom Broadband Corp., Sr. Unsec’d. Notes(v)	5.500%	04/15/21		4,385	4,483,662
Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A(v)	6.250%	08/01/21		2,985	3,104,400
Nexstar Broadcasting, Inc., Gtd. Notes, 144A(v)	6.125%	02/15/22		1,260	1,317,481
Sinclair Television Group, Inc., Gtd. Notes	6.125%	10/01/22		270	282,180
Sinclair Television Group, Inc., Gtd. Notes(v)	5.375%	04/01/21		1,500	1,543,125
Univision Communications, Inc., Sr. Sec’d. Notes, 144A(g)(v)	6.750%	09/15/22		9,560	10,014,100
VTR Finance BV (Chile), Sr. Sec’d. Notes, 144A(v)	6.875%	01/15/24		1,000	1,062,500

					58,527,441

Media & Entertainment — 0.1%
Cablevision SA, 144A, RegS	6.500%	06/15/21		500	532,500

Mining — 3.1%
Constellium NV (Netherlands), Sr. Sec’d. Notes, 144A	7.875%	04/01/21		1,230	1,327,047
First Quantum Minerals Ltd. (Canada), Gtd. Notes, 144A	7.000%	02/15/21		1,640	1,697,400
Freeport-McMoRan, Inc., Gtd. Notes(v)	2.300%	11/14/17		8,685	8,685,000
Freeport-McMoRan, Inc., Gtd. Notes(v)	2.375%	03/15/18		3,000	2,985,000
Freeport-McMoRan, Inc., Gtd. Notes, 144A(v)	6.500%	11/15/20		2,250	2,311,875
Freeport-McMoRan, Inc., Gtd. Notes, 144A(v)	6.625%	05/01/21		1,340	1,373,500
International Wire Group, Inc., Sec’d. Notes, 144A(g)(v)	10.750%	08/01/21		1,800	1,764,000
New Gold, Inc. (Canada), Gtd. Notes, 144A	7.000%	04/15/20		1,000	1,013,125

					21,156,947

Miscellaneous Manufacturing — 0.1%
EnPro Industries, Inc., Gtd. Notes, 144A	5.875%	09/15/22		625	656,250

Oil & Gas — 3.3%
Antero Resources Corp., Gtd. Notes	5.375%	11/01/21		900	929,250

Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000%		04/01/22	3,536	3,655,340
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A(v)	10.750%		02/15/20	2,550	2,734,875
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(v)	7.000%		08/15/21	2,547	2,648,880
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., Gtd. Notes, 144A(v)	7.875%		07/15/21	2,325	2,435,437
Range Resources Corp., Gtd. Notes, 144A	5.875%		07/01/22	850	869,125
RSP Permian, Inc., Gtd. Notes	6.625%		10/01/22	1,675	1,765,031
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	5.500%		08/01/20	1,050	1,085,438
Sunoco LP/Sunoco Finance Corp., Gtd. Notes(v)	6.250%		04/15/21	3,300	3,485,592
Western Refining, Inc., Gtd. Notes	6.250%		04/01/21	1,072	1,106,840
WPX Energy, Inc., Sr. Unsec’d. Notes(v)	7.500%		08/01/20	1,825	1,934,500

					22,650,308

Oil & Gas Services — 0.2%
SESI LLC, Gtd. Notes	6.375%		05/01/19	1,425	1,416,094

Packaging & Containers — 1.2%
PaperWorks Industries, Inc., Sr. Sec’d. Notes, 144A(v)	9.500%		08/15/19	3,600	2,772,000
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A(g)(v)	6.500%		10/01/21	3,675	3,776,062
Sealed Air Corp., Gtd. Notes, 144A(v)	6.500%		12/01/20	1,260	1,406,475

					7,954,537

Pharmaceuticals — 2.2%
Endo Finance LLC, Gtd. Notes, 144A	5.750%		01/15/22	225	208,125
Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A(v)	7.250	%(c)	01/15/22	1,250	1,231,250
Nature’s Bounty Co. (The), Sr. Unsec’d. Notes, 144A(g)(v)	7.625%		05/15/21	3,616	3,842,000
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(v)	7.000%		10/01/20	5,375	4,716,562
Valeant Pharmaceuticals International, Inc., Gtd. Notes, 144A(v)	7.500%		07/15/21	4,850	4,013,375
Valeant Pharmaceuticals International, Inc., Sr. Sec’d. Notes, 144A(v)	6.500%		03/15/22	950	972,563

					14,983,875

Pipelines — 1.4%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)(v)	5.625%		04/15/20	2,445	2,613,705
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)(v)	6.000%		01/15/19	1,150	1,207,500
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A(g)(v)	6.850%		07/15/18	2,050	2,149,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Gtd. Notes(v)	6.125%		10/15/21	3,425	3,574,844

					9,545,699

Real Estate — 0.7%
Crescent Communities LLC/Crescent Ventures, Inc., Sr. Sec’d. Notes, 144A(v)	8.875%		10/15/21	1,700	1,785,000
Realogy Group LLC /Realogy Co-issuer Corp., Gtd. Notes, 144A(v)	5.250%		12/01/21	1,725	1,815,563
Rialto Holdings LlLC/ Rialto Corp., Gtd. Notes, 144A	7.000%		12/01/18	1,000	1,015,000

					4,615,563

Real Estate Investment Trusts (REITs) — 1.2%
DuPont Fabros Technology LP, Gtd. Notes(v)	5.875%		09/15/21	2,480	2,585,400

MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes(v)	6.375%		02/15/22		1,475	1,524,781
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	5.000%		04/15/21		1,150	1,171,563
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes(v)	5.500%		02/01/21		2,630	2,728,625

						8,010,369

Retail — 4.9%
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes(v)	8.625%		06/15/20		1,000	971,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes, 144A(v)	8.625%		06/15/20		1,800	1,748,250
Hot Topic, Inc., Sr. Sec’d. Notes, 144A(g)(v)	9.250%		06/15/21		1,675	1,704,313
L Brands, Inc., Gtd. Notes	6.625%		04/01/21		500	550,000
L Brands, Inc., Gtd. Notes	7.000%		05/01/20		1,500	1,661,250
L Brands, Inc., Gtd. Notes(v)	8.500%		06/15/19		1,150	1,282,250
Men’s Wearhouse, Inc. (The), Gtd. Notes(v)	7.000%		07/01/22		1,550	1,348,500
Neiman Marcus Group Ltd. LLC, Gtd. Notes, 144A(v)	8.000%		10/15/21		2,531	1,480,635
PetSmart, Inc., Sr. Unsec’d. Notes, 144A(v)	7.125%		03/15/23		3,375	3,083,906
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A	10.250%		06/30/20		1,200	1,218,000
Rite Aid Corp., Gtd. Notes(v)	9.250%		03/15/20		1,450	1,497,270
Rite Aid Corp., Gtd. Notes, 144A(v)	6.125%		04/01/23		5,675	5,618,250
Ruby Tuesday, Inc., Gtd. Notes(v)	7.625%		05/15/20		1,850	1,785,250
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(v)	5.750%		06/01/22		3,571	3,678,130
Stonegate Pub Co. Financing PLC, 144A(v)	4.875%		03/15/22	GBP	1,275	1,658,567
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.720	%(c)	03/15/22	GBP	925	1,202,265
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A(g)	8.000%		06/15/22		500	437,500
Yum! Brands, Inc., Sr. Unsec’d. Notes(v)	3.875%		11/01/20		2,500	2,569,750

						33,495,336

Software — 1.4%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125%		07/15/21		1,100	1,118,568
BMC Software, Inc., Sr. Unsec’d. Notes	7.250%		06/01/18		972	1,001,160
Infor US, Inc., Sr. Sec’d. Notes, 144A(g)(v)	5.750%		08/15/20		3,552	3,707,400
Micron Technology, Inc.(v)	7.500%		09/15/23		2,035	2,279,200
Nuance Communications, Inc., Gtd. Notes, 144A(v)	5.375%		08/15/20		1,203	1,228,564

						9,334,892

Telecommunications — 4.5%
Aegis Merger Sub., Inc., Sr. Unsec’d. Notes, 144A	10.250%		02/15/23		1,700	1,874,250
Anixter, Inc., Gtd. Notes(v)	5.625%		05/01/19		1,000	1,045,000
CommScope, Inc., Gtd. Notes, 144A(v)	5.000%		06/15/21		2,895	2,974,613
Frontier Communications Corp., Sr. Unsec’d. Notes	6.250%		09/15/21		925	857,938
Frontier Communications Corp., Sr. Unsec’d. Notes(v)	8.125%		10/01/18		1,500	1,595,625
Frontier Communications Corp., Sr. Unsec’d. Notes	9.250%		07/01/21		1,145	1,168,140
Level 3 Financing, Inc., Gtd. Notes(v)	6.125%		01/15/21		4,810	4,972,337
Qwest Capital Funding, Inc., Gtd. Notes(v)	6.500%		11/15/18		4,000	4,220,000
Sprint Communications, Inc, Gtd. Notes, 144A(g)(v)	7.000%		03/01/20		4,145	4,528,412
Sprint Communications, Inc., Sr. Unsec’d. Notes(g)(v)	8.375%		08/15/17		5,850	5,958,225
West Corp., Sr. Sec’d. Notes, 144A(v)	4.750%		07/15/21		1,380	1,414,500

						30,609,040

Textiles — 0.6%
Springs Industries, Inc., Sr. Sec’d. Notes(v)	6.250%		06/01/21		3,965	4,088,906

Transportation — 0.1%
XPO Logistics, Inc., Gtd. Notes, 144A	6.500%		06/15/22		525	555,844

TOTAL CORPORATE BONDS (cost $576,922,942)						581,950,009

FOREIGN BONDS — 39.7%
Argentina — 1.6%
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	6.250%	04/22/19		3,000	3,183,000
Cablevision SA, Sr. Unsec’d. Notes, 144A	6.500%	06/15/21		2,286	2,434,590
YPF SA, Sr. Unsec’d. Notes, RegS	8.875%	12/19/18		400	432,920
YPF SA, Sr. Unsec’d. Notes, 144A	8.875%	12/19/18		4,330	4,686,359

					10,736,869

Australia — 1.5%
Bluescope Steel Finance Ltd./BlueScope Steel Finance USA LLC, Gtd. Notes, 144A(v)	6.500%	05/15/21		2,435	2,581,100
FMG Resources Pty Ltd., Sr. Sec’d. Notes, 144A(v)	9.750%	03/01/22		6,655	7,657,409

					10,238,509

Barbados — 1.0%
Columbus Cable Barbados Ltd., Gtd. Notes, RegS(g)	7.375%	03/30/21		1,000	1,076,250
Columbus Cable Barbados Ltd., Gtd. Notes, 144A(g)	7.375%	03/30/21		5,550	5,973,188

					7,049,438

Brazil — 3.7%
Braskem Finance Ltd., Gtd. Notes, 144A	5.750%	04/15/21		3,000	3,150,000
Brazilian Government International Bond, Sr. Unsec’d. Notes(v)	2.875%	04/01/21	EUR	1,400	1,597,460
JBS Investments GmbH, Gtd. Notes, 144A(v)	7.750%	10/28/20		6,300	6,605,235
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A(g)	7.250%	06/01/21		1,689	1,735,448
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes, 144A(g)	8.250%	02/01/20		1,000	1,024,500
Petrobras Global Finance BV, Gtd. Notes(v)	5.375%	01/27/21		1,000	1,027,350
Petrobras Global Finance BV, Gtd. Notes(v)	8.375%	05/23/21		9,075	10,277,437

					25,417,430

Canada — 3.3%
BC ULC/New Red Finance, Inc., Sec’d. Notes, 144A	6.000%	04/01/22		1,400	1,459,500
Bombardier, Inc., Sr. Unsec’d. Notes, 144A(v)	8.750%	12/01/21		4,425	4,922,812
Brookfield Residential Properties, Inc., Gtd. Notes, 144A(v)	6.500%	12/15/20		3,025	3,138,437
Cogeco Communications, Inc., Gtd. Notes, 144A	4.875%	05/01/20		500	511,875
Concordia International Corp., Sr. Sec’d. Notes, 144A(v)	9.000%	04/01/22		450	312,750
Eldorado Gold Corp., Gtd. Notes, 144A	6.125%	12/15/20		745	765,488
Kinross Gold Corp., Gtd. Notes(v)	5.125%	09/01/21		1,625	1,698,125
Lundin Mining Corp., Sr. Sec’d. Notes, 144A(v)	7.500%	11/01/20		5,195	5,506,700
Mattamy Group Corp., Sr. Unsec’d. Notes, 144A(g)	6.875%	12/15/23		875	907,812
New Gold, Inc., Gtd. Notes, 144A(v)	6.250%	11/15/22		2,370	2,417,400
Teck Resources Ltd., Gtd. Notes	4.500%	01/15/21		650	671,275

					22,312,174

Dominican Republic — 0.2%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		1,405	1,559,550

France — 2.6%
3AB Optique Developpement SAS, Sr. Sec’d. Notes, RegS(v)	5.625%	04/15/19	EUR	1,200	1,320,426

Holding Medi-Partenaires SAS, Sr. Sec’d. Notes, RegS(g)(v)	7.000%		05/15/20	EUR	3,000	3,387,050
HomeVi SAS, Sr. Sec’d. Notes, RegS(v)	6.875%		08/15/21	EUR	2,200	2,513,069
Picard Groupe SAS, Sr. Sec’d. Notes, 144A	4.250	%(c)	08/01/19	EUR	775	851,707
Rexel SA, Sr. Unsec’d. Notes, 144A	5.250%		06/15/20		297	304,425
SFR Group SA, Sr. Sec’d. Notes, 144A(v)	6.000%		05/15/22		2,855	2,976,337
THOM Europe SAS, Sr. Sec’d. Notes, 144A(v)	7.375%		07/15/19	EUR	3,300	3,702,534
Verallia Packaging SASU, Sr. Sec’d. Notes, 144A(v)	5.125%		08/01/22	EUR	2,000	2,319,305

						17,374,853

Germany — 2.9%
BMBG Bond Finance SCA, First Lien, 144A	3.000%		06/15/21	EUR	2,000	2,245,265
CeramTec Group GmbH, Gtd. Notes, RegS (original cost $1,590,000; purchased 02/24/16)(g)(v)	8.250%		08/15/21	EUR	1,500	1,732,070
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A(v)	2.750%		09/15/21	EUR	8,500	9,571,829
IHO Verwaltungs GmbH, Sr. Sec’d. Notes, PIK, 144A(v)	4.125%		09/15/21		2,675	2,711,781
Techem GmbH, Sr. Sec’d. Notes, RegS(v)	6.125%		10/01/19	EUR	3,000	3,378,227

						19,639,172

Indonesia — 0.2%
TBG Global Pte Ltd., Gtd. Notes, RegS	4.625%		04/03/18		500	505,625
TBG Global Pte Ltd., Gtd. Notes, 144A	4.625%		04/03/18		800	809,000

						1,314,625

Ireland — 0.8%
eircom Finance DAC, Sr. Sec’d. Notes, 144A	4.500%		05/31/22	EUR	1,000	1,138,319
Smurfit Kappa Acquisitions, Gtd. Notes, 144A	4.875%		09/15/18		4,038	4,138,950

						5,277,269

Italy — 2.3%
Manutencoop Facility Management SpA, Sr. Sec’d. Notes, RegS(v)	8.500%		08/01/20	EUR	1,400	1,479,271
Telecom Italia Capital SA, Gtd. Notes	6.999%		06/04/18		2,515	2,640,750
Telecom Italia SpA, Sr. Unsec’d. Notes, EMTN(v)	6.375%		06/24/19	GBP	1,000	1,413,783
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	3.668	%(c)	07/15/20	EUR	2,000	2,178,602
Wind Acquisition Finance SA, Sr. Sec’d. Notes, 144A	6.500%		04/30/20		7,600	7,854,600

						15,567,006

Jamaica — 0.3%
Digicel Group Ltd., Sr. Unsec’d. Notes, 144A	8.250%		09/30/20		500	457,500
Digicel Group Ltd., Sr. Unsec’d. Notes, RegS	8.250%		09/30/20		950	869,250
Digicel Ltd., Sr. Unsec’d. Notes, 144A	6.000%		04/15/21		400	380,000
Digicel Ltd., Sr. Unsec’d. Notes, RegS	6.000%		04/15/21		500	475,000

						2,181,750

Lebanon — 0.5%
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN, RegS	5.450%		11/28/19		805	819,699
Lebanon Government International Bond, Sr. Unsec’d. Notes, GMTN, RegS	6.000%		05/20/19		500	514,150
Lebanon Government International Bond, Sr. Unsec’d. Notes, EMTN, RegS	6.100%		10/04/22		2,000	2,051,760

						3,385,609

Luxembourg — 3.1%
ArcelorMittal, Sr. Unsec’d. Notes	6.125%		06/01/18		4,750	4,950,878

B&M European Value Retail SA, Sr. Sec’d. Notes, 144A, MTN	4.125%		02/01/22	GBP	425	573,623
Coveris Holdings SA, Gtd. Notes, 144A	7.875%		11/01/19		5,000	4,937,500
Galapagos SA, Sr. Sec’d. Notes, 144A(g)	4.420	%(c)	06/15/21	EUR	3,146	3,373,343
Interoute Finco PLC, Sr. Sec’d. Notes, 144A(v)	7.375%		10/15/20	EUR	1,275	1,465,246
Interoute Finco PLC, Sr. Sec’d. Notes, RegS(v)	7.375%		10/15/20	EUR	1,480	1,700,834
Millicom International Cellular SA, Sr. Unsec’d. Notes, RegS	6.625%		10/15/21		1,040	1,090,700
Millicom International Cellular SA, Sr. Unsec’d. Notes, 144A	6.625%		10/15/21		520	545,350
Monitchem HoldCo 3 SA, Sr. Sec’d. Notes, RegS	5.250%		06/15/21	EUR	1,000	1,116,337
Trionista TopCo GmbH, Sec’d. Notes, RegS	6.875%		04/30/21	EUR	1,000	1,134,845

						20,888,656

Macau — 0.4%
Wynn Macau Ltd., Sr. Unsec’d. Notes, 144A	5.250%		10/15/21		2,350	2,414,625

Mexico — 1.7%
Cemex Finance LLC, First Lien, RegS	9.375%		10/12/22		4,195	4,514,869
Cemex Finance LLC, Sr. Sec’d. Notes, 144A	9.375%		10/12/22		4,415	4,751,643
Nemak SAB De CV, Sr. Unsec’d. Notes, RegS	5.500%		02/28/23		400	410,500
Nemak SAB de CV, Sr. Unsec’d. Notes, 144A(v)	5.500%		02/28/23		1,500	1,539,375

						11,216,387

Netherlands — 2.6%
InterXion Holding NV, Sr. Sec’d. Notes, RegS(v)	6.000%		07/15/20	EUR	2,500	2,835,069
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(v)	4.125%		06/15/20		3,375	3,539,531
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(v)	4.125%		06/01/21		3,215	3,363,694
NXP BV/NXP Funding LLC, Gtd. Notes, 144A(v)	5.750%		03/15/23		1,200	1,266,000
NXP BV/NXP Funding LLC, Sr. Unsec’d. Notes, 144A(w)	3.875%		09/01/22		3,325	3,453,013
United Group BV, First Lien, 144A(v)	7.875%		11/15/20	EUR	2,500	2,834,170

						17,291,477

New Zealand — 0.4%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes(v)	5.750%		10/15/20		2,759	2,841,770

Norway — 0.7%
Lock AS, Sr. Sec’d. Notes, RegS	5.500	%(c)	08/15/20	EUR	500	545,413
Lock AS, Sr. Sec’d. Notes, RegS	7.000%		08/15/21	EUR	2,000	2,287,079
Silk Bidco AS, Sr. Sec’d. Notes, RegS	7.500%		02/01/22	EUR	1,700	1,986,068

						4,818,560

Russia — 2.4%
EuroChem Mineral & Chemical Co OJSC via EuroChem Global Investments Ltd., Sr. Unsec’d. Notes, 144A	3.800%		04/12/20		2,000	2,012,400
Evraz Group SA, Sr. Unsec’d. Notes, RegS	6.500%		04/22/20		1,000	1,068,750
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	3.600%		02/26/21	EUR	2,000	2,324,960
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	4.950%		07/19/22		645	671,793
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, EMTN, RegS	5.338%		09/25/20	GBP	1,000	1,397,568
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	6.510%		03/07/22		1,470	1,636,192
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, 144A	4.950%		07/19/22		3,500	3,645,390

Sberbank of Russia Via SB Capital SA, Sr. Unsec’d. Notes, RegS	5.717%		06/16/21		500	540,000
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, 144A	9.125%		04/30/18		2,200	2,345,200
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, Sr. Unsec’d. Notes, RegS	9.125%		04/30/18		625	666,250

						16,308,503

South Africa — 0.1%
Eskom Holding SOC lTD., Sr. Unsec’d. Notes, RegS	5.750%		01/26/21		1,000	1,003,750

Spain — 1.0%
Grupo Antolin Dutch BV, Sr. Sec’d. Notes, RegS	4.750%		04/01/21	EUR	3,000	3,351,234
NH Hotel Group SA, Sr. Sec’d. Notes, RegS(g)	6.875%		11/15/19	EUR	3,000	3,500,636

						6,851,870

Sweden — 0.1%
Verisure Holding AB, First Lien, 144A	6.000%		11/01/22	EUR	450	530,626

Turkey — 0.5%
Turkey Government International Bond, Sr. Unsec’d. Notes	5.125%		03/25/22		1,500	1,553,376
Turkey Government International Bond, Sr. Unsec’d. Notes	5.625%		03/30/21		1,000	1,059,740
Turkiye Is Bankasi, Sr. Unsec’d. Notes, RegS	3.750%		10/10/18		1,000	1,001,150

						3,614,266

United Kingdom — 5.8%
Alliance Automotive Finance PLC, Sr. Sec’d. Notes, RegS	6.250%		12/01/21	EUR	400	460,535
Boparan Finance PLC, Sr. Sec’d. Notes, RegS(v)	5.500%		07/15/21	GBP	1,800	2,331,365
Grainger PLC, Sr. Sec’d. Notes, RegS(v)	5.000%		12/16/20	GBP	4,565	6,505,078
Heathrow Finance PLC, Sr. Sec’d. Notes, EMTN, RegS	5.375%		09/02/19	GBP	700	985,953
Iceland Bondco PLC, Sr. Sec’d. Notes, 144A(v)	4.586	%(c)	07/15/20	GBP	1,074	1,391,075
Inovyn Finance PLC, Sr. Sec’d. Notes, 144A	6.250%		05/15/21	EUR	600	686,260
Jaguar Land Rover Automotive PLC, Gtd. Notes, 144A(v)	4.250%		11/15/19		1,850	1,910,125
Jerrold Finco PLC, First Lien, 144A	6.250%		09/15/21	GBP	1,850	2,491,491
Kelda Finance No. 3 PLC, Sr. Sec’d. Notes, RegS(v)	5.750%		02/17/20	GBP	1,370	1,951,870
Melton Renewable Energy UK PLC, Sr. Sec’d. Notes, RegS(v)	6.750%		02/01/20	GBP	2,400	3,198,694
Moy Park BondCo PLC, Gtd. Notes, RegS(v)	6.250%		05/29/21	GBP	1,615	2,154,471
Nemean Bondco PLC, Sec’d. Notes, 144A(v)	6.865%		02/01/23	GBP	1,250	1,590,671
Nemean Bondco PLC, Sr. Sec’d. Notes, 144A(v)	7.375%		02/01/24	GBP	2,500	3,268,113
Noble Holding International Ltd., Gtd. Notes	7.750%		01/15/24		1,125	1,026,562
Viridian Group FundCo II Ltd., Sr. Sec’d. Notes, RegS	7.500%		03/01/20	EUR	2,750	3,151,797
Voyage Care Bondco PLC, Sr. Sec’d. Notes, RegS	6.500%		08/01/18	GBP	2,030	2,661,864
William Hill PLC, Gtd. Notes, RegS(v)	4.250%		06/05/20	GBP	2,500	3,395,050

						39,160,974

TOTAL FOREIGN BONDS (cost $274,555,588)						268,995,718

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COMMON STOCK — 0.1%
Oil, Gas & Consumable Fuels
Pacific Exploration and Production Corp. (Colombia)* (cost$ 878,862)					22,038	649,462

TOTAL LONG-TERM INVESTMENTS (cost $922,924,935)						925,411,145

SHORT-TERM INVESTMENT — 4.1%
AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund (cost $28,209,331)(w)	28,209,331	28,209,331

TOTAL INVESTMENTS — 140.6% (cost $951,134,266)(x)		953,620,476
Liabilities in excess of other assets(z) — (40.6)%		(275,468,900)

NET ASSETS — 100.0%		$678,151,576

The following abbreviations are used in the quarterly schedule of portfolio holdings.

RegS	Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note
OTC	Over-the-counter
PIK	Payment-in-Kind
REITs	Real Estate Investment Savings Trusts
EUR	Euro
GBP	British Pound

*	Non-income producing security.
#	Principal amount shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $5,198,033 and 0.8% of net assets.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2017.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $12,728,608. The aggregate value, $11,041,137, is approximately 1.6% of net assets.
(g)	Indicates a security that has been deemed illiquid; the aggregate value of $106,668,705 is approximately 15.7% of net assets.
(v)	Represents security, or a portion thereof, with aggregate value of $567,259,561 segregated as collateral for amount of $280,000,000 borrowed and outstanding as of April 30, 2017.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund.
(x)	The United States federal income tax basis of investments and the net unrealized depreciation were as follows:

Tax Basis	$960,682,673

Appreciation	15,110,122
Depreciation	(22,172,319)

Net Unrealized Depreciation	$(7,062,197)

The book basis may differ from tax basis due to certain tax-related adjustments.

(z)	Indicates net realized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Forward foreign currency exchange contracts outstanding at April 30, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/02/2017	Credit Suisse First Boston Corp.	GBP	167	$210,000	$216,874	$6,874
Expiring 05/02/2017	Goldman Sachs & Co.	GBP	36,535	46,854,663	47,319,844	465,181
Euro,
Expiring 05/02/2017	Bank of America	EUR	13,068	14,275,564	14,235,195	(40,369)
Expiring 05/02/2017	Barclays Capital Group	EUR	13,068	14,280,439	14,235,195	(45,244)
Expiring 05/02/2017	Citigroup Global Markets	EUR	13,068	14,278,831	14,235,195	(43,636)
Expiring 05/02/2017	Goldman Sachs & Co.	EUR	13,068	14,280,269	14,235,195	(45,074)
Expiring 05/02/2017	Goldman Sachs & Co.	EUR	1,868	2,000,000	2,034,878	34,878
Expiring 05/02/2017	Hong Kong & Shanghai Bank	EUR	13,068	14,280,202	14,235,194	(45,008)
Expiring 05/02/2017	Hong Kong & Shanghai Bank	EUR	2,310	2,500,000	2,516,741	16,741
Expiring 05/02/2017	JPMorgan Chase	EUR	13,068	14,277,523	14,235,194	(42,329)
Expiring 05/02/2017	JPMorgan Chase	EUR	156	167,638	169,500	1,862
Expiring 05/02/2017	Morgan Stanley	EUR	13,068	14,277,353	14,235,194	(42,159)
Expiring 05/02/2017	UBS AG	EUR	13,068	14,276,347	14,235,194	(41,153)
Expiring 05/02/2017	UBS AG	EUR	5,545	5,930,000	6,040,167	110,167
Expiring 05/02/2017	UBS AG	EUR	1,073	1,149,625	1,169,362	19,737

				$173,038,454	$173,348,922	310,468

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
British Pound,
Expiring 05/02/2017	Goldman Sachs & Co.	GBP	36,702	$46,049,453	$47,536,718	$(1,487,265)
Expiring 06/02/2017	Goldman Sachs & Co.	GBP	36,535	46,891,928	47,365,797	(473,869)
Euro,
Expiring 05/02/2017	Bank of America	EUR	14,437	15,715,396	15,726,525	(11,129)
Expiring 05/02/2017	Barclays Capital Group	EUR	14,437	15,716,060	15,726,525	(10,465)
Expiring 05/02/2017	Citigroup Global Markets	EUR	14,437	15,715,684	15,726,525	(10,841)
Expiring 05/02/2017	Goldman Sachs & Co.	EUR	14,437	15,715,684	15,726,525	(10,841)
Expiring 05/02/2017	Hong Kong & Shanghai Bank	EUR	14,437	15,702,937	15,726,526	(23,589)
Expiring 05/02/2017	JPMorgan Chase	EUR	14,437	15,709,766	15,726,526	(16,760)
Expiring 05/02/2017	Morgan Stanley	EUR	14,437	15,716,046	15,726,526	(10,480)
Expiring 05/02/2017	UBS AG	EUR	14,437	15,716,118	15,726,526	(10,408)
Expiring 06/02/2017	Bank of America	EUR	13,068	14,296,081	14,259,911	36,170
Expiring 06/02/2017	Barclays Capital Group	EUR	13,068	14,301,216	14,259,911	41,305
Expiring 06/02/2017	Citigroup Global Markets	EUR	13,068	14,299,609	14,259,911	39,698
Expiring 06/02/2017	Goldman Sachs & Co.	EUR	13,068	14,300,916	14,259,911	41,005
Expiring 06/02/2017	Hong Kong & Shanghai Bank	EUR	13,068	14,300,916	14,259,911	41,005
Expiring 06/02/2017	JPMorgan Chase	EUR	13,068	14,298,302	14,259,911	38,391
Expiring 06/02/2017	Morgan Stanley	EUR	13,068	14,297,781	14,259,911	37,870
Expiring 06/02/2017	UBS AG	EUR	13,068	14,297,257	14,259,911	37,346

				$333,041,150	$334,794,007	(1,752,857)

						$(1,442,389)

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$68,617,923	$5,198,033
Corporate Bonds	—	581,950,009	—
Foreign Bonds
Argentina	—	10,736,869	—
Australia	—	10,238,509	—
Barbados	—	7,049,438	—
Brazil	—	25,417,430	—
Canada	—	22,312,174	—
Dominican Republic	—	1,559,550	—
France	—	17,374,853	—
Germany	—	19,639,172	—
Indonesia	—	1,314,625	—
Ireland	—	5,277,269	—
Italy	—	15,567,006	—
Jamaica	—	2,181,750	—
Lebanon	—	3,385,609	—
Luxembourg	—	20,888,656	—
Macau	—	2,414,625	—
Mexico	—	11,216,387	—
Netherlands	—	17,291,477	—
New Zealand	—	2,841,770	—
Norway	—	4,818,560	—
Russia	—	16,308,503	—
South Africa	—	1,003,750	—
Spain	—	6,851,870	—
Sweden	—	530,626	—
Turkey	—	3,614,266	—
United Kingdom	—	39,160,974	—
Common Stock
Oil, Gas & Consumable Fuels	649,462	—	—
Affiliated Mutual Fund	28,209,331	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(1,442,389)	—

Total	$28,858,793	$918,121,261	$5,198,033

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

The following is a summary of the fair value of the derivative instruments utilized by the Fund as of April 30, 2017 categorized by risk exposure:

Derivative Fair Value at 4/30/17
Foreign exchange contracts	$(1,442,389)

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”)(formerly known as Prudential Investments LLC. Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which general involves obtaining data from an approved independent third-party vendor source. The portfolios utilized the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and report trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities.

Bank loans are traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may invest in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund, (the “Core Fund”) and its securities lending cash collateral in the Prudential Institutional Money Market Fund, (the “Money Market Fund”), each a portfolio of Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Prudential Global Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date June 16, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date June 16, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date June 16, 2017

*	Print the name and title of each signing officer under his or her signature.